Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2016
Other Assets, Noncurrent [Abstract]
Schedule of Non-Current Assets
As of September 30, 2016 and December 31, 2015, other non-current assets consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Advances made under EPC and non-EPC contracts	$13,678	$32,049
Advances made to municipalities for water system enhancements	95,551	89,953
Tax-related payments and receivables	27,718	27,615
Information technology service assets	28,740	30,371
Other	51,232	52,043
Total other non-current assets	$216,919	$232,031